Segment Reporting - Summary of the Schedule of the Company's gross written premiums based on the location of the insured risk (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Gross written premiums	$ 2,125.2	$ 2,351.3	$ 4,338.7	$ 3,938.4	$ 3,698.5
Australia/Asia
Segment Reporting Information [Line Items]
Gross written premiums			257.5	275.8	259.7
Europe
Segment Reporting Information [Line Items]
Gross written premiums			194.5	140.6	92.5
United Kingdom
Segment Reporting Information [Line Items]
Gross written premiums			485.8	393.2	369.0
United States & Canada
Segment Reporting Information [Line Items]
Gross written premiums			2,715.7	2,301.8	2,267.5
Worldwide excluding United States
Segment Reporting Information [Line Items]
Gross written premiums			24.2	31.5	23.1
Worldwide including United States
Segment Reporting Information [Line Items]
Gross written premiums			541.7	592.2	501.2
Other (4)
Segment Reporting Information [Line Items]
Gross written premiums			$ 119.3	$ 203.3	$ 185.5